                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 27, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                             Dated November 1, 2002

              Disclosure Relating to the PIMCO PEA Opportunity Fund

Effective immediately, Mr. Michael F. Gaffney is no longer a portfolio manager for the PIMCO PEA Opportunity Fund. Michael Corelli and Jamie Michaelson are replacing Mr. Gaffney as co-portfolio managers for the PIMCO PEA Opportunity Fund. The disclosure in the Prospectus under "Management of the Funds--PIMCO Equity Advisors" is modified accordingly and the following information is also added therein:

Mr. Corelli joined PIMCO Equity Advisors in 1999 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the business services, software and energy sectors. Previously, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has over 10 years of investment experience and received his B.A. from Bucknell University.

Mr. Michaelson joined PIMCO Equity Advisors in 2000 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Deutsche Bank Securities and Raymond James covering the financial services, restaurants and gaming sectors. Mr. Michaelson has over eight years of investment experience and received his B.A. from Bucknell University.

                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 27, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

              Disclosure Relating to the PIMCO PEA Opportunity Fund

Effective immediately, Mr. Michael F. Gaffney is no longer a portfolio manager for the PIMCO PEA Opportunity Fund. Michael Corelli and Jamie Michaelson are replacing Mr. Gaffney as co-portfolio managers for the PIMCO PEA Opportunity Fund. The disclosure in the Prospectus under "Management of the Funds--PIMCO Equity Advisors" is modified accordingly and the following information is also added therein:

Mr. Corelli joined PIMCO Equity Advisors in 1999 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the business services, software and energy sectors. Previously, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has over 10 years of investment experience and received his B.A. from Bucknell University.

Mr. Michaelson joined PIMCO Equity Advisors in 2000 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Deutsche Bank Securities and Raymond James covering the financial services, restaurants and gaming sectors. Mr. Michaelson has over eight years of investment experience and received his B.A. from Bucknell University.

                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 27, 2003
                      to the Prospectus for Class D Shares
                          of PIMCO Domestic Stock Funds
                             Dated November 1, 2002

              Disclosure Relating to the PIMCO PEA Opportunity Fund

Effective immediately, Mr. Michael F. Gaffney is no longer a portfolio manager for the PIMCO PEA Opportunity Fund. Michael Corelli and Jamie Michaelson are replacing Mr. Gaffney as co-portfolio managers for the PIMCO PEA Opportunity Fund. The disclosure in the Prospectus under "Management of the Funds--PIMCO Equity Advisors" is modified accordingly and the following information is also added therein:

Mr. Corelli joined PIMCO Equity Advisors in 1999 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the business services, software and energy sectors. Previously, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has over 10 years of investment experience and received his B.A. from Bucknell University.

Mr. Michaelson joined PIMCO Equity Advisors in 2000 as a Research Analyst supporting the PIMCO PEA Opportunity Fund and was responsible for covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Deutsche Bank Securities and Raymond James covering the financial services, restaurants and gaming sectors. Mr. Michaelson has over eight years of investment experience and received his B.A. from Bucknell University.

                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 27, 2003
                  to the Prospectus for Class A, B and C Shares
                         of PIMCO Asset Allocation Fund
                             Dated November 1, 2002

     Effective April 1, 2003, the Asset Allocation Committee consists of the following persons: Mark Phelps, Lee R. Thomas, III and Ara J. Jelalian. Information about these persons is set forth in the Prospectus under "Management of the Funds--Asset Allocation Committee."

                                                 Filed pursuant to Rule 497(e).
                                               File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated March 27, 2003
       to the Prospectus for Institutional and Administrative Class Shares
                         of PIMCO Asset Allocation Fund
                             Dated November 1, 2002

     Effective April 1, 2003, the Asset Allocation Committee consists of the following persons: Mark Phelps, Lee R. Thomas, III and Ara J. Jelalian. Information about these persons is set forth in the Prospectus under "Management of the Funds--Asset Allocation Committee."